FEES AND INCOME FROM SERVICES	12 Months Ended
Dec. 31, 2017
Fees And Income From Services Details 2
FEES AND INCOME FROM SERVICES

NOTE 24 FEES AND INCOME FROM SERVICES

This item comprises the amount of all commissions accrued and paid in the period, except for those that form an integral part of the effective interest rate of the financial instruments, corresponds mainly to the following items:

a)             Commissions income:

This item comprised of the financial income of the period corresponding to remunerations generated by the services rendered by the entity and its subsidiaries mainly with regard to the following items:

	2017	2016	2015
	MCh$	MCh$	MCh$
Lines of credit and overdrafts	3,306	4,911	1,537
Letters of credit and guarantees	14,776	13,562	5,228
Card services	63,388	52,775	24,296
Account administration	12,024	10,171	2,014
Collection, billings and payments	25,359	24,813	2,271
Management and brokerage commisions for securities	13,183	9,454	6,940
Invetsments in mutual funds and others	25,965	23,614	11,760
Inssurance brokerage	26,096	21,477	6,230
Financial advisory	8,162	8,951	5,389
Commissions for student loan credits	4,680	3,354	965
Commissions for credit operations	2,560	2,572	56
Commissions for mortgage loans	1,112	1,023	1,192
Other payments for services rendered	12,088	12,768	4,319
Other fees earnes	3,721	4,356	9,178
Total income from services fees	216,420	193,801	81,375

b)             Commissions expenses:

This item includes expenses for commissions accrued during the year for operations, with regard to the following items:

	2017	2016	2015
	MCh$	MCh$	MCh$
Credit card transactions	(23,439)	(29,376)	(8,021)
Securities transactions	(4,855)	(3,328)	—
Commision paid through Chilean clearing house (ACC)	(2,449)	(1,348)	—
Foreign trade transactions	(1,439)	(1,309)	—
Customer loyalty program benefits	(3,157)	(3,232)	—
Loan services to customers	(2,912)	(4,385)	—
Other paid commissions	(598)	(27)	(2,266)
Total expenses from services fees	(38,849)	(43,005)	(10,287)

Commissions earned on loans with letters of credit are recorded in the Statement of Income under “Interest income.”